Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 2,196,305	$ 459,380	$ 4,823,338	$ 1,564,538
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	10,763	10,492	42,297	35,622
Gain from disposition of subsidiaries				(33,165)
Non-cash lease expenses	27,140	27,625	10,479	(120,585)
Changes in working capital:
Accounts receivable	1,035,005	(483,510)	(1,518,605)	108,288
Prepaid expenses	(35,024)	(10,244)	(41,365)	(84,548)
Long-term prepaid expenses	59,583		(26,733)	(31,862)
Accounts payable & accrued liabilities	192,929	133,650	(280,706)	344,028
Income tax payable	444,008	86,281	1,086,375	309,043
Due to a related party				(8,807)
Operating lease liabilities	(38,329)	(28,241)	(12,777)	125,485
Net cash provided by operating activities	3,892,380	195,433	4,082,303	2,208,037
Cash flows from investing activities:
Purchase of property and equipment				(92,693)
Disposition of subsidiaries				(7,548)
None during the period
Net cash used in investing activities				(100,241)
Cash flows from financing activities:
Net proceeds from related parties		129,056	(683,221)	332,886
Payment for offering cost	(40,000)	(37,500)
Net cash (used in) provided by financing activities	(40,000)	91,556	(683,221)	332,886
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS				(204)
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,852,380	286,989	3,399,082	2,440,478
CASH AND EQUIVALENTS BEGINNING OF PERIOD	8,557,305	5,158,223	5,158,223	2,717,745
CASH, END OF PERIOD	12,409,685	5,445,212	8,557,305	5,158,223
SUPPLEMENTAL DISCLOSURES:
Non-cash offset of subscription receivable with due to related party balance				48,718
ROU obtained in exchange for new operating lease			101,843	220,975
Issuance of Series B preferred stock to offset due to related party balance			600,000
Cash paid for interest
Cash paid for income taxes